Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the requirements of the Securities and Exchange Commission (the “SEC”) for annual financial reporting.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for the judgments the Company makes about the carrying values of assets and liabilities that are not readily apparent from other sources, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions that the Company believes are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. These judgments, estimates, and assumptions relate to, among other things, the estimated useful lives of property and equipment, the assessment of impairment of long-lived assets, the fair value of redeemable convertible preferred stock warrants (prior to the reverse recapitalization), the fair value of each simple agreement for future equity (“SAFE”) (prior to the reverse recapitalization), the fair value of the Company’s common stock (prior to the reverse recapitalization), the fair value of the Company’s common stock warrants, the measurement of stock-based compensation, the determination of the incremental borrowing rate for operating lease liabilities, the evaluation of uncertain tax positions, and the assessment of the valuation allowance for deferred tax assets. Actual results may differ from these estimates.

Risk and Uncertainties
Risk and Uncertainties
The Company has devoted most of its time and resources to developing its proprietary autonomous vehicle technology and first deployed the Kodiak Driver in a customer-owned vehicle in December 2024. The Company’s business and operations may be impacted by general business and economic conditions worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the world economy, including uncertainty around tariffs. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations. In addition, the Company competes with companies that possess significant financial resources and well-established development, marketing, and sales capabilities. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, or expertise may become obsolete or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology.

Segment Reporting
Segment Reporting
The Company manages its operations as one operating and reportable segment. The Company’s chief operating decision maker (“CODM”), its Chief Executive Officer, manages the Company’s operations on a consolidated basis for the purposes of allocating resources and evaluating financial performance. The
CODM
reviews significant segment expenses based on functional line items as disclosed in the consolidated statements of operations and comprehensive loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are cash deposits and highly liquid investments, such as money market funds and U.S. Treasury securities, that are readily convertible to known amounts of cash and are subject to insignificant risk of change including due to interest rate, quoted price, or penalty of withdrawal. Marketable securities with an original maturity of 90 days or less when purchased are considered to be cash equivalents.

Restricted Cash
Restricted Cash
Restricted cash consists of funds that are contractually restricted as to usage or withdrawal, typically due to the Company’s operating lease agreements. Restricted cash, which is unavailable for a period longer than one year from the balance sheet date, is classified as a noncurrent asset. Otherwise, restricted cash is included in other current assets in the consolidated balance sheets.

Concentration of Risks
Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash deposited in accounts at several financial institutions that may exceed the Federal Deposit Insurance Corporation’s insurance limit. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents and restricted cash to the extent recorded on the balance sheets of such financial institutions. The Company believes it is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.
The Company is also subject to credit risk from its accounts receivable and does not require any collateral. As of December 31, 2025 and 2024, the Company’s balance of accounts receivable was $0.9 million and $1.3 million, respectively. Customers that represented 10% or greater of the Company’s accounts receivable balance were as follows as of the periods presented:

	December 31,
	2025	2024
Customer A	—%	78%
Customer B	89%	—%
Customers representing 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Customer A	26%	89%	89%
Customer B	46%	—%	—%

Marketable Securities

Marketable Securities
The Company invests its excess cash in marketable debt securities with high credit ratings, including money market funds and securities issued by the U.S. government and its agencies that are accounted for as available-for-sale
and carried at fair value. The Company classifies its marketable securities as current assets, including those with maturities beyond 12 months, as the Company’s intention is to use the proceeds from sales of its securities to fund its operations. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included in interest income and other, net
in the consolidated statements of operations and comprehensive loss. Unrealized gains or losses, net of taxes, if any, are included in accumulated other comprehensive income
in the consolidated balance sheets and in
unrealized gains (losses) on marketable securities
in the consolidated statements of operations and comprehensive loss. Realized gains and losses on marketable securities, if any, are included in interest income and other, net
. The cost of securities sold is determined based on the trade date using the specific identification method.
The Company periodically assesses its marketable debt securities for impairment. For debt securities in an unrealized loss position, this assessment first considers the Company’s intent to sell, or whether it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of these criteria are met, the debt security’s amortized cost basis is written down to fair value within interest income and other, net
. For debt securities in an unrealized loss position that do not meet the aforementioned criteria, the Company assesses whether the decline in fair value has resulted from credit losses or other factors. If a credit loss exists, an allowance for credit losses is recorded within interest income and other, net
to the extent the fair value is less than the amortized cost basis. No impairment losses have been recognized on marketable securities in the periods presented.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company measures fair value by maximizing the use of observable inputs, where available, and minimizing the use of unobservable inputs. Financial assets and liabilities recorded at fair value in the consolidated balance sheets are categorized in the fair value hierarchy based upon the lowest level of input that is significant to the fair value as follows:

•	Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument.

Accounts Receivable
Accounts Receivable
Accounts receivable are unsecured assets where the Company has unconditional rights to consideration and are recorded at the invoiced amount net of any allowance for credit losses. The Company provides an allowance for expected credit losses based upon the Company’s estimate of collectability of the accounts receivable balances by considering factors such as contractual pay me
nt terms, historical experience, credit quality, the age of the account receivable balances, and current economic conditions that may affect a customer’s ability to pay. As of December 31, 2025 and 2024, there was no allowance for expected credit losses.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stat
ed a
t cost less accumulated depreciation. Equipment and hardware primarily consist of autonomous vehicle hardware. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment and hardware	3 - 5 years
Other	3 - 5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, including property and equipment and operating le ase
right-of-use
assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair value of the impaired assets. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. The company did not record any impairment of long-lived assets as of and for the years ended December 31, 2025, 2024, and 2023.

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception by assessing whether it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification is determined at lease commencement. To date, all of the Company’s leases have been determined to be operating leases. Operating lease liabilities are recognized at the present value of the future lease payments over the expected remaining lease term at the lease commencement date. As the implicit rate in the Company’s lease is generally not readily determinable, the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the interest rate that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use
(“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. Certain leases also include options to renew or terminate the lease at the election of the Company. The Company evaluates these options at lease inception and on an ongoing basis. Renewal and termination options that the Company is reasonably certain to exercise are included when classifying leases and measuring lease liabilities and ROU assets. Operating lease expense is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and
non-lease
components, which the Company has elected to account for as a single lease component. The Company has elected to not record leases on the consolidated balance sheets that, at the lease commencement date, have a lease term of 12 months or less.

Simple Agreements for Future Equity
Simple Agreements for Future Equity
The Company accounted for the contractual obligation under its SAFEs to issue a variable number of shares as a liability stated at fair value based on the expected value of shares to be issued in the future to settle the obligation with changes in fair value recognized as a component of other (expenses) income
in the Company’s consolidated statements of operations and comprehensive loss until settlement in connection with the reverse recapitalization.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company classifies its redeemable convertible preferred stock as temporary or mezzanine equity because events triggering liquidation are not solely within the control of the Company. For preferred stock that is probable of becoming redeemable, the Company has elected to recognize changes in redemption value as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period to the extent the redemption value exceeds the initial carrying amount.

Revenue Recognition
Revenue Recognition
The Company generates revenues from: (i) providing DaaS to customers; (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver; and (iii) providing ground autonomy solutions to the

U.S. military The Company recognizes revenue when customers obtain control of promised goods or services in an amount that reflects the consideration the Company expects to receive for those goods or services. The Company applies the following five-step revenue recognition model in accounting for its revenue arrangements:

•	identification of a contract with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when or as the performance obligations are satisfied.
DaaS
Beginning in December 2024, the Company began recognizing revenue on a per-vehicle fee
under its DaaS business model.
Under its DaaS model, the Company supplies self-driving technology consisting of a highly integrated bundle of goods and services that represents a single combined output for which the customer has contracted. This single combined output is made up of both hardware and software, together with ongoing support services, including regular software updates, systems integrations and operational support, including remote monitoring and on-site support.
These promises are accounted for as if they were a single performance obligation, as they are delivered to the customer concurrently over the same period of time. Revenue for DaaS arrangements is recognized over time on a ratable basis over the contract term, which is expected to be for a duration of three to four years. Fees are generally billed monthly and are typically on
30-day
payment terms.
Freight Delivery
The Company’s freight delivery revenues are generated from providing freight transportation services to customers in the commercial sector utilizing Company-owned autonomous trucks powered by the Kodiak Driver. The Company generates revenues based on number of paid miles and rate-per-mile
fees primarily determined by local market dynamics, which fees are generally billed upon delivery and are typically on 30-day payment
terms.
Customer contracts have a single performance obligation to transport commercial freight to an agreed upon destination. This performance obligation is satisfied over time as freight delivery is performed, which typically occurs within one day.
Ground Autonomy Solutions
The Company provides ground autonomy solutions to a single customer in defense. Services under these contracts relate to the demonstration of specific capabilities of autonomous driving solutions for military vehicles. Each contract is separately agreed with no interdependencies with respect to pricing, promises or objectives and accounted for as separate arrangements. Each contract has a specified deliverable(s) that represents a single (or combined) performance obligation with the transfer of the significant risks and rewards of ownership occurring upon acceptance of the final deliverable(s) within each contract. The contracts have fixed fees that are invoiced on an agreed upon billing schedule on payment terms in accordance with the Prompt Payment Act.

Control is transferred at a point in time and revenue is recognized upon completion and customer acceptance of each contract’s deliverable(s).
Contract Assets and Contract Liabilities
A contract asset represents amounts that are unbilled due to agreed-upon contractual terms in which billing occurs subsequent to revenue recognition.
A contract liability represents amounts that have been invoiced to the customer for which the Company has the right to invoice (and for which payment was received) but has not been recognized as revenues because the related products or services have not been transferred to the customer. Such amounts are recognized in revenues as performance obligations are met.
Practical Expedients and Policy Elections
Significant financing component: The promised amount of consideration is not adjusted for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.
Taxes collected on behalf of the customers: The Company excludes from the measurement of the transaction price all taxes assessed by governmental authorities when these taxes are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.
Disclosure of remaining performance obligations: The Company does not disclose remaining performance obligations for contracts that have an original expected duration of one year or less.

Research and Development
Research and Development
Research and development costs are expensed as incurred, and consist primarily of personnel costs, hardware and electrical engineering prototyping, cloud computing and storage, third-party software licenses (including simulation), data labeling, and third-party design services.

General and Administrative
General and Administrative
General and administrative costs consist primarily of personnel costs, facilities rent, insurance, professional services (including external accounting and legal advisors), and other general and administrative costs.

Truck and Freight Operations
Truck and Freight Operations
Truck and freight operations costs consist primarily of personnel costs, truck-related operational costs and DaaS operational infrastructure costs, including remote and on-site support
and the depreciation of deployed Kodiak Driver hardware.

Sales and Marketing
Sales and Marketing
Sales and marketing costs consist primarily of personnel costs and sales-related, branding and public relations activities. Advertising costs were $0.2 million, $0.4 million and $0.6 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Software Development Costs
Software Development Costs
Development costs incurred in the research and development of new software products are expensed as incurred until technological feasibility of the product has been established. Software development costs incurred after technological feasibility has been established are capitalized up to the time the product is available for general release to customers. For the years ended December 31, 2025, 2024, and 2023, no amounts were capitalized.

Stock-based Compensation
Stock-based Compensation
The Company’s stock-based compensation relates to stock-based awards granted to employees and other service providers pursuant to its equity incentive plans. The Company recognizes the cost of stock-based awards based on the estimated grant-date fair value of the awards. Forfeitures are accounted for as they occur. For stock-based awards with service-only vesting conditions (including stock options and restricted stock units (“RSUs”)), expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award of approximately four years. RSUs are measured based on the fair value of the Company’s publicly traded common stock. Stock options with service-only vesting conditions are measured by estimating their grant-date fair value using the Black-Scholes option-pricing model, which utilizes inputs and assumptions that involve certain subjective judgment, including:

•
Fair Value of Common Stock
– Prior to the Merger, there had been no public market for the Company’s common stock. Therefore, management and/or the board of directors had historically determined the fair market value of the Company’s common stock at the time of grant by considering a number of objective and subjective factors, including valuations of comparable companies, sales of redeemable convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, among other factors.

•
Expected Term
– The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the award.

•
Expected Volatility
– As there is limited trading history for the Company’s common stock, expected volatility is determined based on the average volatility of comparable publicly traded companies over a period equal to the expected term assumption. Comparable companies are chosen based on their similar size, stage in the life cycle or industry.

•
Risk-Free Interest Rate
– The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of award.

•	Expected Dividend – The expected dividend yield assumption is zero as the Company has never paid and has no plans to pay dividends on the Company’s common stock in the foreseeable future.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the carrying values of assets and liabilities for financial reporting purposes and income tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when necessary to reduce net tax assets to an amount that is more likely than not to be realized. The Company recognizes the benefits of tax-return
positions in the financial statements when they are “more likely than not” to be sustained by the taxing authority, based on the technical merits at the reporting date. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately forecast actual outcomes. The Company recognizes interest and penalties related to unrecognized tax benefits, if any, as a component of income taxes.

Basic and Diluted Net Loss Per Common Share
Basic and Diluted Net Loss Per Common Share
Basic and diluted net loss per common share is calculated by dividing net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Contingently issuable shares, including shares that are issuable for little or no cash consideration, are considered outstanding common shares and included in the calculation of basic and diluted net loss per share, even if they are antidilutive. Such shares include common stock warrants with a nominal exercise price.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. As the Company reported a net loss for the periods presented, diluted net loss per common share was the same as basic net loss per common share because the effects of potentially dilutive common stock equivalents were antidilutive.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss represents the change in the Company’s stockholders’ deficit from all sources other than investments by or distributions to stockholders. The Company’s comprehensive loss is comprised of net loss and changes in unrealized gains or losses on marketable securities.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In December 2023, the FASB issued
ASU No. 2023-09,
 Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires entities to make incremental income tax disclosures on an annual basis. The amendments require that public business entities disclose specific categories in the rate reconciliation and provide additional information for reconciling items meeting a quantitative threshold. The amendments also require disclosure of income taxes paid to be disaggregated by jurisdiction, and the disclosure of income tax expense disaggregated by federal, state, and foreign. The Company adopted
ASU 2023-09 on
January 1, 2025, on a prospective basis (see Note 16). The adoption did not have a material impact on the consolidated financial statements and related disclosures.
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations
(Topic 805) and
Consolidation
(Topic 810) –
Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU
2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. The Company early adopted ASU
2025-03
on April 1, 2025 on a prospective basis. Legacy Kodiak was determined to be the accounting acquirer (legal acquiree), and AACT was determined to be the accounting acquiree (legal acquirer).
Recently Issued Accounting Standards
In November 2024, the FASB issued
ASU No. 2024-03,
 Income Statement – Reporting Comprehensive Income
 (Topic 220): Expense Disaggregation Disclosures
 (“ASU 2024-03”), which
requires entities to provide disaggregated disclosures of certain expense captions presented on the face of the income statement into specific categories within the footnotes to the financial statements to provide enhanced transparency into the nature and function of expenses.
ASU 2024-03 is
effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim periods within years beginning after December 15, 2027, with early adoption permitted.
ASU 2024-03 may
be applied retrospectively or prospectively. The Company is evaluating adoption timing and the impact
ASU 2024-03 will
have on its financial statements and related disclosures.
In December 2025, the FASB issued ASU
No. 2025-12,
Codification Improvements
(“ASU
2025-12”),
which addresses a broad range of topics to clarify, correct errors, and make minor improvements to the Codification, including a clarification that potential common shares must be included in the diluted earnings per share computation if the combined effect of numerator and denominator adjustments is dilutive, even if a loss from continuing operations exists. ASU
2025-12
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual periods, with early adoption permitted on an issue-by-issue
basis. While the amendments for earnings per share must be applied retrospectively, other improvements may be applied either prospectively or retrospectively. The Company is evaluating the adoption timing and the impact ASU
2025-12
will have on its financial statements and related disclosures.

Second Lien Loans
Second Lien Loans
The Company elected the fair value option to account for its second lien loans, which were recorded at their estimated fair value at issuance and as of the end of each subsequent reporting period. Changes in estimated fair value were recognized as a component of other (expenses) income
in the Company’s consolidated statements of operations and comprehensive loss until either their settlement in connection with the reverse recapitalization, or the end of the reporting period for any loans that remain outstanding.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS” Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards using private company timelines. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Warrants and Earn Out Securities
Warrants and Earn Out Securities
The Company classifies contracts in its own equity that do not meet the indexation guidance as liabilities. As of the end of each reporting period, such liability classified instruments are remeasured, with changes in fair value during the reporting period recognized within the consolidated statements of operations and comprehensive loss until the earlier of exercise, settlement, or expiration. The Company classifies contracts in equity that meet the indexation and equity classification guidance as a component of stockholders’ deficit and such instruments are not subject to fair value remeasurements.
The Company’s publicly traded common stock warrants, privately placed common stock warrants, and warrants assumed from Legacy Kodiak’s redeemable convertible preferred stock in connection with the Merger, Kodiak Earn Out Securities and Sponsor Earn Out Securities (each as defined in Note 3) are equity-classified instruments indexed to the Company’s own equity. The Company’s PIPE Warrants and NRA Warrants (each as defined in Note 3) are liability-classified instruments not indexed to the Company’s own equity. Certain Legacy Kodiak warrants to purchase redeemable convertible preferred stock were also liability classified instruments prior to being exercised and settled in connection with the reverse recapitalization.